Other Financial Assets At Fair Value Through Profit Or Loss (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Other Financial Assets at Fair Value Through Profit or Loss

	Group
	2018 £m		2017 £m
Loans and advances to customers:
Loans to housing associations	13		1,034
Other loans	81		515

	94		1,549
Debt securities	3,251		547
Equity securities	—		—
Reverse repurchase agreements – non trading	2,272		—

	5,617	(1)	2,096

(1)

For the Santander UK group, this comprises £1,095m of financial assets designated at FVTPL and £4,522m of financial assets mandatorily at FVTPL. For the Company, this comprises £1,095m of financial assets designated at FVTPL and £4,380m of financial assets mandatorily at FVTPL.